Consolidated statement of income (Parenthetical) - CAD ($) $ in Billions	3 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Profit or loss [abstract]
Interest income calculated based on effective interest method	$ 11.5	$ 12.2	$ 11.9